Adoption of New IFRS Pronouncements	12 Months Ended
Dec. 31, 2018
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Adoption of New IFRS Pronouncements
32.	Adoption of New IFRS Pronouncements

We have adopted the new IFRS pronouncements listed below as at January 1, 2018, in accordance with the transitional provisions outlined in the respective standards and described below. The adoption of these new IFRS pronouncements has resulted in adjustments to previously reported figures as outlined below.

a)	Adjustments to Consolidated Financial Statements

All of the adjustments to previously reported figures outlined below relate to the adoption of IFRS 15 (Note 32(b)).

Adjustments to Condensed Consolidated Balance Sheets

(CAD$ in millions)	December 31, 2017	January 1, 2017
Equity before accounting changes	$19,525	$17,601
Adjustments to equity relating to:
Trade and settlement receivables	(61)	—
Inventories	32	—
Current portion of deferred consideration	23	32
Current income taxes payable	5	—
Deferred consideration	651	723
Deferred income tax liabilities	(182)	(190)

Equity after accounting changes	$19,993	$18,166

Equity after accounting changes attributable to:
Shareholders of the company	$19,851	$18,007
Non-controlling interests	142	159

	$19,993	$18,166

Adjustments to Condensed Consolidated Statements of Income

(CAD$ in millions)	Year ended December 31, 2017
Profit for the year before accounting changes	$2,538
Adjustments to profit relating to:
Revenues	(138)
Cost of sales	76
Provision for income taxes	13

Profit for the year after accounting changes	$2,489

Profit for the year after accounting changes attributable to: Shareholders of the company	$2,460
Non-controlling interests	29

$2,489

Earnings per share after accounting changes
Basic	$4.26
Diluted	$4.19

The adjustments to profit relating to the new IFRS pronouncements in Note 32(b) decreased basic earnings per share by $0.08 and diluted earnings per share by $0.09 for the year ended December 31, 2017.

Adjustments to Condensed Consolidated Statements of Comprehensive Income

(CAD$ in millions)	Year ended December 31, 2017
Total comprehensive income before accounting changes	$2,501
Adjustments to comprehensive income relating to:
Profit	(49)
Other comprehensive income:
Currency translation differences	(48)

Total comprehensive income after accounting changes	$2,404

Total comprehensive income after accounting changes attributable to:
Shareholders of the company	$2,383
Non-controlling interests	21

$2,404

b)	Revenue from Contracts with Customers

Overview of Changes in IFRS

We adopted IFRS 15 on January 1, 2018 in accordance with the transitional provisions of the standard, applying a full retrospective approach in restating our prior period financial information.

The new revenue standard introduces a single principles-based, five-step model for the recognition of revenue when control of goods is transferred to, or a service is performed for, the customer. The five steps are to identify the contract(s) with the customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to each performance obligation and recognize revenue as each performance obligation is satisfied. IFRS 15 also requires enhanced disclosures about revenue to help users better understand the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers.

Timing and Amount of Revenue Recognized

Based on our analysis, the timing and amount of our revenue from product sales did not change significantly under IFRS 15. For steelmaking coal sales where we have a shipment that is partially loaded on a vessel at a reporting date, we concluded that the performance obligation in these contracts is for the full shipment. Therefore, we cannot recognize revenue until the full shipment is loaded. This does not significantly affect the revenue recognized in a period. This is a timing difference only and does not change the amount of revenue recognized for the full shipment.

As part of our assessment of IFRS 15, we analyzed the treatment of freight services provided to customers subsequent to the transfer of control of the product sold. Under IFRS 15, in our view, these services represent performance obligations that should be recognized separately. For the performance obligation related to these freight services, we have concluded that we are the principal to the shipping of product in our refined metal sales and concentrate sales contracts and will continue to reflect the revenue in these arrangements on a gross basis. For certain of our steelmaking coal sales contracts, we have concluded that we are the agent to the ocean freight shipping of product due to the terms of the arrangement, and our revenue will be reported on a net basis for these arrangements. There will be no effect on our gross profit, as the freight costs will be netted against revenue for these arrangements and not presented within cost of sales.

We have assessed the effects of IFRS 15 on our silver and gold streaming arrangements. At the date these transactions were completed, we accounted for the arrangements as the sale of a portion of our mineral interests at Antamina and Carmen de Andacollo, respectively. We did not recognize disposal gains on the transactions as a result of the requirements of the IFRS standards in effect at the dates of closing. Under the recognition and measurement principles of IFRS 15, any gain on these streaming transactions would have been recognized in full as control over the right to the silver or gold mineral interest transferred to the purchaser. Accordingly, we have recognized the deferred consideration recorded on our balance sheet through equity on transition to IFRS 15 as at January 1, 2017. We have also reversed the amortization of the deferred consideration that was recorded as a reduction of cost of sales for the year ended December 31, 2017.

The tables in Note 32(a) outline the adjustments to our financial statements resulting from the adoption of IFRS 15, described above, for all comparative periods presented.

c)	Financial Instruments

Overview of Changes in IFRS

We adopted IFRS 9 on January 1, 2018 in accordance with the transitional provisions of the standard, with the exception of the hedging provisions. Effective October 1, 2018, we adopted the hedging requirements section of IFRS 9.

IFRS 9 addresses the classification, measurement and recognition of financial assets and financial liabilities and supersedes the guidance relating to the classification and measurement of financial instruments in IAS 39.

IFRS 9 requires financial assets to be classified into three measurement categories on initial recognition: those measured at fair value through profit and loss, those measured at fair value through other comprehensive income and those measured at amortized cost. Investments in equity instruments are required to be measured by default at fair value through profit or loss. However, there is an irrevocable option for each equity instrument to present fair value changes in other comprehensive income. Measurement and classification of financial assets is dependent on the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial asset. For financial liabilities, the standard retains most of the IAS 39 requirements. The main change is that, in cases where the fair value option is taken for financial liabilities, the part of a fair value change relating to an entity’s own credit risk is recorded in other comprehensive income rather than the income statement, unless this creates an accounting mismatch.

IFRS 9 introduces a new three-stage expected credit loss model for calculating impairment for financial assets. IFRS 9 no longer requires a triggering event to have occurred before credit losses are recognized. An entity is required to recognize expected credit losses when financial instruments are initially recognized and to update the amount of expected credit losses recognized at each reporting date to reflect changes in the credit risk of the financial instruments. In addition, IFRS 9 requires additional disclosure requirements about expected credit losses and credit risk.

The new hedge accounting model in IFRS 9 aligns hedge accounting with risk management activities undertaken by an entity. Components of both financial and non-financial items are now be eligible for hedge accounting, as long as the risk component can be identified and measured. The hedge accounting model includes eligibility criteria that must be met, but these criteria are based on an economic assessment of the strength of the hedging relationship.

Classification and Measurement Changes

We have assessed the classification and measurement of our financial assets and financial liabilities under IFRS 9 and have summarized the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 in the following table:

Measurement Category
	2017 (IAS 39)	2018 (IFRS 9)
Financial Assets:
Cash	Amortized cost	Amortized cost
Cash equivalents	Available-for-sale	Amortized cost/fair value through profit or loss
Trade receivables	Amortized cost	Amortized cost
Settlement receivables	Fair value through profit or loss	Fair value through profit or loss
Marketable equity securities	Available-for-sale	Fair value through other comprehensive income
Debt securities	Available-for-sale	Fair value through other comprehensive income
Long term receivables and deposits	Amortized cost	Amortized cost
Derivative instruments and embedded derivatives with non-financial host contracts	Fair value through profit or loss	Fair value through profit or loss

Financial Liabilities:
Trade payables	Amortized cost	Amortized cost
Settlement payables	Fair value through profit or loss	Fair value through profit or loss
Debt	Amortized cost	Amortized cost
Derivative instruments and embedded derivatives	Fair value through profit or loss	Fair value through profit or loss

There has been no change in the carrying value of our financial instruments or to previously reported figures as a result of changes to the measurement categories in the table noted above.

Cash equivalents

Our cash equivalents were reclassified from available-for sale to amortized cost or fair value through profit or loss, depending on their nature. The fair value of $640 million as at January 1, 2018 is deemed to be the starting amortized cost for cash equivalents classified as subsequently measured at amortized cost. There was no impact on retained earnings as at January 1, 2018 as a result of this reclassification because the fair value is equal to the carrying value.

Marketable equity securities

We have made the irrevocable classification choice to record fair value changes on our current portfolio of investments in marketable equity securities through other comprehensive income. As a result, marketable equity securities with a fair value of $124 million were reclassified from available-for-sale financial assets to financial assets through other comprehensive income. Available-for-sale financial assets under IAS 39 were accounted for at fair value with changes in fair value recorded in other comprehensive income. Realized gain or losses on available-for-sale financial assets were recycled into profit. This election resulted in the reclassification of a $41 million loss ($34 million after-tax) from our retained earnings to accumulated other comprehensive income (loss), all within equity, on January 1, 2018. This adjustment is presented in our Consolidated Statement of Changes in Equity for the year ended December 31, 2018.

Debt securities

Investments in debt securities were reclassified from available-for-sale to fair value through other comprehensive income, as the company’s business model is achieved both by collecting contractual cash flows and selling of these assets. The contractual cash flows of these investments are solely principal and interest. As a result, debt securities with a fair value of $41 million were reclassified from available-for-sale financial assets to financial assets at fair value through other comprehensive income.

Expected credit losses

Credit risk arises from cash, cash equivalents, derivative contracts, debt securities and trade receivables. While we are exposed to credit losses due to the non-performance of our counterparties, there are no significant concentrations of credit risk and we do not consider this to be a material risk.

Our primary counterparties related to our cash, cash equivalents, derivative contracts and debt securities carry investment grade ratings as assessed by external rating agencies. There is ongoing review to evaluate the creditworthiness of these counterparties. All of our customers are assessed for credit quality by taking into account external credit ratings, where available, an analysis of financial position and liquidity, past experience and other factors. Individual customer credit limits are set based on internal or external ratings in accordance with our credit policy. Customer credit ratings and compliance with credit limits is regularly monitored by management. For some customers, we may obtain security over trade and settlement receivables in the form of letters of credit.

Under IAS 39 we applied an incurred loss model. We have reviewed our expected credit losses on our trade receivables and debt securities carried at fair value through other comprehensive income on transition to IFRS 9. We have also implemented a process for managing and estimating provisions relating to trade receivables going forward under IFRS 9. For our trade receivables, we apply the simplified approach for determining expected credit losses which requires us to determine the lifetime expected losses for all our trade receivables. The expected lifetime credit loss provision for our trade receivables is based on historical counterparty default rates and adjusted for relevant forward-looking information, as required. As the majority of our customers are considered to have low default risk and we do not extend credit to customers with high default risk, historical default rates are low and the lifetime expected credit loss allowance for trade receivables is nominal as at January 1, 2018. Accordingly, we did not record an adjustment relating to the implementation of the expected credit loss model for our trade receivables.

Our investments in debt securities carried at fair value through other comprehensive income are considered to have low credit risk, as our counterparties have investment grade credit ratings. As at January 1, 2018, the credit risk of our investments in debt securities has not increased significantly since initial recognition of these investments and accordingly, the loss allowance for investments in debt securities is determined based on the 12-month expected credit losses. The 12-month expected credit loss allowance is based on historical default rates for investment grade entities, which are low and accordingly, the 12-month expected credit loss allowance for our investments in debt securities is nominal as at January 1, 2018. Therefore, we did not record an adjustment relating to the implementation of the expected credit loss model for our investments in debt securities.

Hedges

The adoption of the hedging requirements section of IFRS 9 did not affect our existing designated hedging arrangements (Note 28(b)).